CONVERSIONS OF PREFERRED STOCK DERIVATIVES TO COMMON STOCK	12 Months Ended
Mar. 31, 2011
Conversions Of Preferred Stock Derivatives To Common Stock [Abstract]
Conversions Of Preferred Stock Derivatives To Common Stock Disclosure [Text Block]
NOTE 27	-	CONVERSIONS OF PREFERRED STOCK DERIVATIVES TO COMMON STOCK

The Amended Certificate of Designations of the Series D 8% Convertible Preferred Stock of Elite Pharmaceuticals (the “Series D Preferred Derivatives”), includes provisions entitling the holders of Series D Preferred Derivatives to convert shares of the Series D Preferred Derivatives into shares of Common Stock. The Series D Preferred Derivatives are classified as a liability to the Company, and the liability represented by those shares of Series D Preferred Derivatives being converted must be valued at the time of such conversion, with increases/(decreases) in the value of preferred share derivative liabilities being appropriately recorded and reflected in the Other Income section of the Company’s Statement of Operations. The amount of equity recorded as a result of the conversion of Series D Preferred Derivatives is equal to the value of such Series D Preferred Derivatives being converted, at the time of the conversion, with such amount also representing the decrease in the Preferred Share Derivative Liability on the Company’s Balance Sheet.

Conversions of Series D Preferred Derivatives during the year ended March 31, 2011 are summarized as follows:

# of Series D Preferred Derivative shares converted	4,945

# of Common Shares issued pursuant to conversions of Series D Preferred Derivatives	70,649,154

Value of Series D Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	$4,465,584

Change in value of preferred share derivative liability recorded at time of conversion	1,639,618

Par value of Common Shares issued	70,649

Additional paid in capital recorded as a result of the conversions	4,394,935